PENSION AND OTHER POSTRETIREMENT BENEFIT PROGRAMS - Expected Net Pension and OPEB Plan Payments for Next 10 Years (Details) $ in Millions	Dec. 31, 2020 USD ($)
Pension benefits
Expected Net Pension and OPEB Plan Payments for the Next 10 Years
2021	$ 104
2022	116
2023	130
2024	146
2025	161
2026 through 2030	917
Total expected net benefit payments for next 10 years	1,574
OPEB
Expected Net Pension and OPEB Plan Payments for the Next 10 Years
2021	18
2022	16
2023	16
2024	16
2025	15
2026 through 2030	67
Total expected net benefit payments for next 10 years	$ 148